Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flows disclosed in financing activities - Financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	€ 3,253	€ 1,078	€ (518)
Financial liabilities, class [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	34,019	32,475	33,525
Cash flows	2,797	930	166
Changes in the scope of consolidation	123	194
Foreign exchange movement	398	353	(1,200)
Other	(261)	67	(16)
Balance at end of period	37,076	34,019	32,475
TDIRA [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	822	1,234	1,212
Cash flows		(443)
Other		31	22
Balance at end of period	822	822	1,234
Bonds, financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	27,070	25,703	27,370
Cash flows	3,391	1,136	(460)
Changes in the scope of consolidation	148	5
Foreign exchange movement	346	321	(1,104)
Other	(63)	(95)	(103)
Balance at end of period	30,893	27,070	25,703
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	3,664	2,961	2,710
Cash flows	335	613	294
Changes in the scope of consolidation	(30)	14
Foreign exchange movement	36	20	(54)
Other	8	56	11
Balance at end of period	4,013	3,664	2,961
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	584	571	622
Cash flows		(123)	(96)
Changes in the scope of consolidation		2
Foreign exchange movement		(1)
Other	(584)	135	45
Balance at end of period	0	584	571
Debt relating to financed assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	(17)
Other	143
Balance at end of period	125
Cash collateral received [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	82	21	541
Cash flows	179	61	(520)
Balance at end of period	261	82	21
NEU commercial papers [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	1,116	1,358	542
Cash flows	(958)	(243)	818
Foreign exchange movement		0	(2)
Other	(1)	1
Balance at end of period	158	1,116	1,358
IFRS Bank Overdrafts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	318	193	278
Cash flows	(123)	82	(66)
Changes in the scope of consolidation	(4)	38
Foreign exchange movement	5	5	(19)
Other	7
Balance at end of period	203	318	193
Other financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	363	434	250
Cash flows	(10)	(153)	196
Changes in the scope of consolidation	9	135
Foreign exchange movement	10	8	(21)
Other	229	(61)	9
Balance at end of period	602	363	434
Derivatives [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	460
Cash flows	26	8	(66)
Changes in the scope of consolidation	(2)
Foreign exchange movement	(376)	(339)	1,183
Other	(246)	62	11
Balance at end of period	(138)	460
Cash collateral paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	(555)
Cash flows	430	140	€ (618)
Balance at end of period	€ (123)	€ (555)